SEGMENTED INFORMATION - Asset Allocation (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Assets	$ 497,314	$ 490,095
UNITED STATES
Disclosure of products and services [line items]
Assets	222,988	211,947
Canada
Disclosure of products and services [line items]
Assets	49,407	50,899
United Kingdom
Disclosure of products and services [line items]
Assets	36,450	36,289
Australia
Disclosure of products and services [line items]
Assets	26,605	27,599
Brazil
Disclosure of products and services [line items]
Assets	26,466	29,306
INDIA
Disclosure of products and services [line items]
Assets	23,643	23,093
GERMANY
Disclosure of products and services [line items]
Assets	15,581	15,636
Colombia
Disclosure of products and services [line items]
Assets	12,394	13,344
Other Europe
Disclosure of products and services [line items]
Assets	45,722	45,583
Other Asia
Disclosure of products and services [line items]
Assets	20,441	21,149
Other
Disclosure of products and services [line items]
Assets	$ 17,617	$ 15,250